Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2014	Jun. 30, 2019	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Research tax credit	€ 9,585	€ 8,785				€ 8,466
Partial payment of assessment due to ongoing tax audit	(333)
Due amount of research tax credit			€ (447)	€ (1,140)
Litigation settlement amount	432	29
Credit notes from suppliers	408	€ 235				€ 174
French Tax Authorities
Trade And Other Receivables [Line Items]
Research tax credit	€ 8,125
Research Tax Credit
Trade And Other Receivables [Line Items]
Provision for tax liability					€ 1,892
Tax allocation					€ 1,785